Foreign Operations (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Revenues by geographic area		$ 1,766	$ 1,915	$ 2,257	$ 3,584	$ 5,746
Operating income (loss) by geographic area		(3,650)	(3,683)	(4,170)	(7,237)	(48,208)
Net income (loss) by geographic area		(5,256)	(14,730)	(11,972)	(10,426)	(49,238)
Identifiable assets by geographic area		33,774			33,774	36,581
Long lived assets by geographic area		17,529			17,529	18,737
Goodwill by geographic area		8,737			8,737	8,737
Successor [Member] | UNITED STATES
Revenues by geographic area		1,669	1,550	1,822	3,336	4,838
Operating income (loss) by geographic area		(3,080)	(2,926)	(3,412)	(6,080)	(46,018)
Net income (loss) by geographic area		(4,655)	(13,980)	(11,200)	(9,182)	(47,073)
Identifiable assets by geographic area		36,619			36,619	38,143
Long lived assets by geographic area		17,188			17,188	18,269
Goodwill by geographic area		8,737			8,737	8,737
Successor [Member] | CANADA
Revenues by geographic area		97	365	435	248	908
Operating income (loss) by geographic area		(581)	(766)	(924)	(1,183)	(2,380)
Net income (loss) by geographic area		(613)	(761)	(919)	(1,270)	(2,332)
Identifiable assets by geographic area		387			387	627
Long lived assets by geographic area		247			247	320
Goodwill by geographic area
Successor [Member] | INDIA
Revenues by geographic area
Operating income (loss) by geographic area
Net income (loss) by geographic area
Identifiable assets by geographic area
Long lived assets by geographic area
Goodwill by geographic area
Successor [Member] | PHILIPPINES
Revenues by geographic area		233	219	415	473	884
Operating income (loss) by geographic area		11	9	166	26	190
Net income (loss) by geographic area		12	11	168	26	188
Identifiable assets by geographic area		458			458	434
Long lived assets by geographic area		94			94	148
Goodwill by geographic area
Successor [Member] | Eliminations [Member]
Revenues by geographic area		(233)	(219)	(415)	(473)	(884)
Operating income (loss) by geographic area
Net income (loss) by geographic area				$ (21)		(21)
Identifiable assets by geographic area		(3,690)			(3,690)	(2,623)
Long lived assets by geographic area
Goodwill by geographic area
Predecessor [Member]
Revenues by geographic area	1,620						$ 8,470
Operating income (loss) by geographic area	(4,381)						(29,025)
Net income (loss) by geographic area	(4,380)						(29,175)
Identifiable assets by geographic area							29,280
Long lived assets by geographic area							20,659
Goodwill by geographic area
Predecessor [Member] | UNITED STATES
Revenues by geographic area	1,395						7,011
Operating income (loss) by geographic area	(3,479)						(22,358)
Net income (loss) by geographic area	(3,342)						(21,774)
Identifiable assets by geographic area							24,591
Long lived assets by geographic area							15,558
Goodwill by geographic area
Predecessor [Member] | CANADA
Revenues by geographic area	285						2,061
Operating income (loss) by geographic area	(905)						(7,163)
Net income (loss) by geographic area	(1,041)						(7,769)
Identifiable assets by geographic area							5,484
Long lived assets by geographic area							4,788
Goodwill by geographic area
Predecessor [Member] | INDIA
Revenues by geographic area							1,345
Operating income (loss) by geographic area							569
Net income (loss) by geographic area							467
Identifiable assets by geographic area							228
Long lived assets by geographic area							98
Goodwill by geographic area
Predecessor [Member] | PHILIPPINES
Revenues by geographic area	160						166
Operating income (loss) by geographic area	3						(96)
Net income (loss) by geographic area	3						(99)
Identifiable assets by geographic area							415
Long lived assets by geographic area							215
Goodwill by geographic area
Predecessor [Member] | Eliminations [Member]
Revenues by geographic area	(220)						(2,113)
Operating income (loss) by geographic area							23
Net income (loss) by geographic area
Identifiable assets by geographic area							(1,438)
Long lived assets by geographic area
Goodwill by geographic area